Accounts Payable to Suppliers (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of liabilities [line items]
Suppliers	R$ 2,466,803	R$ 2,285,573
Suppliers, current	2,324,423	2,154,430
Suppliers, noncurrent	142,380	131,143
Energy Power [Member]
Disclosure of fair value measurement of liabilities [line items]
Suppliers	1,525,681	1,284,191
Materials And Supplies [Member]
Disclosure of fair value measurement of liabilities [line items]
Suppliers	564,368	638,025
Charges For Use Of Grid System [Member]
Disclosure of fair value measurement of liabilities [line items]
Suppliers	R$ 376,754	R$ 363,357